Investments (Details 50) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income from Investment in leveraged leases
Net Investment income from investment in leveraged leases	$ 125	$ 123	$ 114
Less: Income tax expense on leveraged leases net investment income	(44)	(43)	(40)
Net investment income after income tax from investment in leveraged leases	$ 81	$ 80	$ 74